K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

October 6, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post-Effective Amendment No. 232

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 232 to the Trust’s currently effective Registration Statement on Form N-1A (“Registration Statement”) relating to the American Beacon Sound Point Floating Rate Income Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) add SP Class shares of the Fund, the A Class, C Class, Y Class, Institutional Class and Investor Class shares of which were registered on Post-Effective Amendment No. 230 to the Registration Statement, that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 485(a) of the 1933 Act on September 25, 2015; and (2) make other non-material changes.

Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 232 will become effective on December 9, 2015.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9059.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber